Consolidated Statement of Changes in Stockholder's Equity (Deficit) (USD $)		Total	Series B Preferred Stock [Member]	Common Stock [Member]		Treasury stock Amount [Member]	Additional Paid-in capital [Member]	Accumulated Deficit [Member]
Begining balance at Dec. 31, 2012		$ (2,313,842)		$ 2,151		$ (237)	$ 4,651,679	$ (6,967,435)
Begining balance, shares at Dec. 31, 2012	[1]			2,151,135
Series B Preferred stock issued for cash		2,795,000	1,118				2,793,882
Series B Preferred stock issued for cash, shares			1,118,000
Conversion of Bridge notes and accrued interest into Series B Preferred stock		384,160	154				384,006
Conversion of Bridge notes and accrued interest into Series B Preferred stock, shares			153,664
Series B Preferred stock issued to Series A stockholders in lieu of dividends		208,558	83				208,475
Series B Preferred stock issued to Series A stockholders in lieu of dividends, shares			83,423
Conversion of Series A Preferred stock to Series B Preferred stock		2,065,392	779				2,064,613
Conversion of Series A Preferred stock to Series B Preferred stock, shares			778,860
Share issue expenses related to Series B Preferred stock issuance		(285,300)					(285,300)
Common stock exchanged for Series A preferred shares		(105)		(53)			(52)
Common stock exchanged for Series A preferred shares, shares	[1]			(52,500)
Fair value of stock options issued to employees		660,468					660,468
Net income/(loss)		(3,694,786)						(3,694,786)
Deemed preferred stock dividend		1,745,837						(1,745,837)
Preferred stock dividend		440,696						(440,696)
Ending balance at Dec. 31, 2013		(2,366,988)	2,134	2,098		(237)	10,477,771	(12,848,754)
Ending balance, shares at Dec. 31, 2013			2,133,947	2,098,635	[1]
Cancellation of shares in terms of legal settlement agreement		(177,522)		(79)			(177,443)
Cancellation of shares in terms of legal settlement agreement, shares	[1]			(78,750)
Common shares issued for cash		5,018,867		1,434			5,017,433
Common shares issued for cash, shares	[1]			1,433,962
Share issue expenses related to common stock issuance		(439,010)					(439,010)
Fair value of stock options issued to employees		702,300					702,300
Elimination of derivative liability on anti-dilutive price protected warrants exchanged for warrants exercisable at fixed prices		2,832,302					2,832,302
Net income/(loss)		49,517						49,517
Deemed preferred stock dividend
Preferred stock dividend		618,805						(618,805)
Ending balance at Dec. 31, 2014		$ 5,000,661	$ 2,134	$ 3,453		$ (237)	$ 18,413,353	$ (13,418,042)
Ending balance, shares at Dec. 31, 2014			2,133,947	3,453,847	[1]

[1]	After giving retrospective effect to a 2 for 1 reverse stock split which became effective on March 25, 2015 after filing a certificate of amendment to the certificate of incorporation.